UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Jeffrey L. Gendell

Address:   55 Railroad Avenue
           Greenwich, Connecticut  06830


Form 13F File Number: 028-06950

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jeffrey L. Gendell
Title:
Phone:  203-769-2000

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey L. Gendell             New York, NY                       2/11/11
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $ 1,043,205.00
                                         --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERIANA BANCORP             COM            023613102      831    205,172 SH       SOLE                   205,172      0    0
AMERON INTL INC              COM            030710107      498      6,522 SH       SOLE                     6,522      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105   17,980    628,228 SH       SOLE                   628,228      0    0
BANK MONTREAL QUE            COM            063671101      576     10,000 SH       SOLE                    10,000      0    0
BANK OF AMERICA CORPORATION  COM            060505104   19,843  1,487,500 SH       SOLE                 1,487,500      0    0
BROADWIND ENERGY INC         COM            11161T108   46,216 20,006,869 SH       SOLE                20,006,869      0    0
BRUSH ENGINEERED MATLS INC   COM            117421107   34,397    890,204 SH       SOLE                   890,204      0    0
CAMCO FINL CORP              COM            132618109      469    321,146 SH       SOLE                   321,146      0    0
CAPITAL BK CORP              COM            139793103      176     70,707 SH       SOLE                    70,707      0    0
CENTRUE FINL CORP NEW        COM            15643B106      246    250,645 SH       SOLE                   250,645      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101   24,183    310,000 SH       SOLE                   310,000      0    0
CONSOL ENERGY INC            COM            20854P109   34,099    699,600 SH       SOLE                   699,600      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702   49,430  3,923,000 SH       SOLE                 3,923,000      0    0
DYCOM INDS INC               COM            267475101   10,160    688,810 SH       SOLE                   688,810      0    0
ENGLOBAL CORP                COM            293306106    3,400    913,993 SH       SOLE                   913,993      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109   42,394    794,198 SH       SOLE                   794,198      0    0
EXIDE TECHNOLOGIES           COM NEW        302051206   96,878 10,295,260 SH       SOLE                10,295,260      0    0
FIDELITY SOUTHERN CORP NEW   COM            316394105    4,500    644,662 SH       SOLE                   644,662      0    0
FIRST BANCSHARES INC MO      COM            318687100      144     21,500 SH       SOLE                    21,500      0    0
FIRST DEFIANCE FINL CORP     COM            32006W106    1,565    131,471 SH       SOLE                   131,471      0    0
FIRST FED NORTHN MICH BANCOR COM            32021X105      397    141,680 SH       SOLE                   141,680      0    0
FOSTER WHEELER AG            COM            H27178104   15,879    460,000 SH       SOLE                   460,000      0    0
FURMANITE CORPORATION        COM            361086101    1,122    162,400 SH       SOLE                   162,400      0    0
GOODYEAR TIRE & RUBR CO      COM            382550101   94,265  7,954,892 SH       SOLE                 7,954,892      0    0
HAWTHORN BANCSHARES INC      COM            420476103    1,938    225,297 SH       SOLE                   225,297      0    0
HMN FINL INC                 COM            40424G108      730    259,741 SH       SOLE                   259,741      0    0
HORIZON BANCORP IND          COM            440407104    2,202     82,779 SH       SOLE                    82,779      0    0
INNOSPEC INC                 COM            45768S105   61,376  3,008,651 SH       SOLE                 3,008,651      0    0
INTEGRATED ELECTRICAL SVC    COM            45811E301   30,112  8,554,493 SH       SOLE                 8,554,493      0    0
JAMES RIVER COAL CO          COM NEW        470355207   35,029  1,382,900 SH       SOLE                 1,382,900      0    0
JANUS CAP GROUP INC          COM            47102X105   46,801  3,608,400 SH       SOLE                 3,608,400      0    0
LEGG MASON INC               COM            524901105   36,252    999,500 SH       SOLE                   999,500      0    0
LOUISIANA PAC CORP           COM            546347105   53,051  5,607,935 SH       SOLE                 5,607,935      0    0
LSB INDS INC                 COM            502160104   20,626    850,203 SH       SOLE                   850,203      0    0
MARSHALL & ILSLEY CORP NEW   COM            571837103   63,829  9,223,850 SH       SOLE                 9,223,850      0    0
MASTEC INC                   COM            576323109   24,888  1,705,853 SH       SOLE                 1,705,853      0    0
MATERIAL SCIENCES CORP       COM            576674105    2,726    425,928 SH       SOLE                   425,928      0    0
MONTPELIER RE HOLDINGS LTD   SHS            G62185106    2,692    135,000 SH       SOLE                   135,000      0    0
MUTUALFIRST FINL INC         COM            62845B104    2,758    296,578 SH       SOLE                   296,578      0    0
NORTHEAST BANCORP            COM            663904100      782     50,703 SH       SOLE                    50,703      0    0
OM GROUP INC                 COM            670872100   52,765  1,370,169 SH       SOLE                 1,370,169      0    0
OMNOVA SOLUTIONS INC         COM            682129101    7,533    901,026 SH       SOLE                   901,026      0    0
OWENS CORNING NEW            COM            690742101    4,266    136,900 SH       SOLE                   136,900      0    0
PARKVALE FINL CORP           COM            701492100    1,685    183,568 SH       SOLE                   183,568      0    0
PATRICK INDS INC             COM            703343103    9,807  5,174,963 SH       SOLE                 5,174,963      0    0
PATRIOT COAL CORP            COM            70336T104    3,874    200,000 SH       SOLE                   200,000      0    0
PEOPLES BANCORP N C INC      COM            710577107    1,702    323,931 SH       SOLE                   323,931      0    0
POVIDENT CMNTY BANCSHARES IN COM            74386S107       53     79,915 SH       SOLE                    79,915      0    0
PREFORMED LINE PRODS CO      COM            740444104    8,807    150,489 SH       SOLE                   150,489      0    0
PRINCETON NATL BANCORP INC   COM            742282106       58     15,973 SH       SOLE                    15,973      0    0
PROVIDENT FINL HLDGS INC     COM            743868101    2,229    307,899 SH       SOLE                   307,899      0    0
SHILOH INDS INC              COM            824543102      703     58,842 SH       SOLE                    58,842      0    0
SOUTHERN CMNTY FINL CORP     COM            842632101      262    236,058 SH       SOLE                   236,058      0    0
STATE STR CORP               COM            857477103      945     20,400 SH       SOLE                    20,400      0    0
SYNALLOY CP DEL              COM            871565107      198     16,304 SH       SOLE                    16,304      0    0
TPC GROUP INC                COM            89236Y104    8,901    293,568 SH       SOLE                   293,568      0    0
TUTOR PERINI CORP            COM            901109108    3,323    155,202 SH       SOLE                   155,202      0    0
WESTMORELAND COAL CO         COM            960878106   10,206    854,761 SH       SOLE                   854,761      0    0
WILLBROS GROUP INC DEL       COM            969203108   40,448  4,118,949 SH       SOLE                 4,118,949      0    0